Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leases Future Minimum Payments Due [Line Items]
2015	$ 67,307
2016	56,263
2017	41,174
2018	26,221
2019	12,849
Thereafter	13,525
Total minimum payments	$ 217,339